UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09397
                                                    ----------

                           The Gabelli Utilities Fund
              -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
              -----------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: December 31
                                              ------------

                   Date of reporting period: December 31, 2004
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                                              [PHOTO OMITTED]


THE
GABELLI
UTILITIES
FUND

                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2004

                           THE GABELLI UTILITIES FUND

                                  ANNUAL REPORT
                                DECEMBER 31, 2004


TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act requires a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the audited financial statements and the investment portfolio as of December 31, 2004 with a description of factors that affected the performance during the past year.

PERFORMANCE DISCUSSION

      During 2004, the Gabelli Utilities Fund rose 15.59% compared to gains by the S&P 500 Utility Index and the average utility fund monitored by Lipper of 24.28% and 23.40%, respectively. Utility stocks had a strong fourth quarter of 2004, finishing a year of strong performance. A number of factors contributed to these gains. One reason was continued rotation by institutional investors out of higher growth sectors of the market and into defensive stocks.

      Equity investors spent most of the first ten months of 2004 finding things to worry about. Early in the year it was the economy, as anemic job growth caused investors to question the strength and endurance of the recovery. As we headed into the spring it was interest rates, as surprisingly strong March employment data convinced investors the Federal Reserve would soon begin tightening. From July through October, it was back to the economy, which stalled suddenly in the summer and remained soft through the early fall. Throughout this period, rapidly rising oil prices and uncertainty created by what appeared to be a "too close to call" presidential election also undermined investor confidence.

      Late in  October,  the market  started  to  improve.  Oil prices  declined significantly and the economy regained momentum. The conclusive Republican victory eliminated uncertainty regarding government policies on certain issues. Investors focused on the positives -- a sturdy economy and respectable corporate earnings growth -- and stocks took off. Through the end of October, 2004, the Dow Jones Industrials ("DJIA") and NASDAQ Composite were down -2.4% and -1.42%, respectively and the S&P 500 was up 3.06%. At the end of 2004, the DJIA had gained 5.4%, the NASDAQ Composite was up 8.59%, and the S&P 500 had advanced 10.87% for the year.

      Just prior to the end of 2004 was the announcement of the largest merger in the history of the U.S. utility industry, when Exelon Corp. agreed to buy Public Service Enterprise Group. The Fund has tried to stay ahead of the consolidation trend by investing in several of the smaller and mid-sized utilities that we think are attractive takeover candidates. Also during 2004, there was an increase in merger activity among natural gas utilities and gas pipelines. We also believe that a number of large foreign utilities are interested in acquiring U.S. utilities.

      Utilities are increasing their dividends again. During 2004, several utilities announced dividend increases for the first time in several years, making it the third consecutive year in which the number of utilities hiking their dividends has increased.

                                                           Sincerely yours,

                                                           /s/  Bruce N. Alpert
                                                           Bruce N. Alpert
                                                           President
February 23, 2005

                   COMPARISON OF CHANGE IN VALUE OF A $10,000
               INVESTMENT IN THE GABELLI UTILITIES FUND CLASS AAA
                        SHARES AND THE S&P UTILITY INDEX

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

                      Gabelli Utilities Fund
                         Class AAA Shares          S&P Utility Index
8/31/99                      10,000                     10,000
12/31/99                     12,225                      9,008
12/31/00                     14,234                     14,160
12/31/01                     12,047                      9,849
12/31/02                     10,233                      6,896
12/31/03                     13,249                      8,706
12/31/04                     15,314                     10,820

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE PERFORMANCE TABLES AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.



COMPARATIVE RESULTS
--------------------------------------------------------------------------------

                                        AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2004 (A)
                                        ----------------------------------------------------
                                                                                       Since
                                                                                      Inception
                                        QUARTER      1 YEAR      3 YEAR    5 YEAR     (8/31/99)
                                        -------      ------      ------    ------     ---------
  GABELLI UTILITIES FUND CLASS AAA ....  8.13%       15.59%      8.33%      4.61%       8.31%

  S&P 500 Utility Index ............... 12.18        24.28       3.18       3.73        1.53
  Lipper Utility Fund Average ......... 11.91        23.40       4.87       0.47        2.35
  Class A .............................  8.11        15.39       8.39       4.65        8.34
                                         1.83(b)      8.78(b)    6.26(b)    3.42(b)     7.15(b)
  Class B .............................  7.88        14.54       7.71       4.25        7.96
                                         2.88(c)      9.54(c)    6.84(c)    3.96(c)     7.83(c)
  Class C .............................  7.99        14.64       7.82       4.32        8.02
                                         6.99(c)     13.64(c)    7.82(c)    4.32(c)     8.02(c)


(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. PERFORMANCE FOR PERIODS LESS THAN ONE YEAR IS NOT ANNUALIZED. OTHER SHARE CLASSES ARE AVAILABLE AND HAVE DIFFERENT PERFORMANCE CHARACTERISTICS. THE VALUE OF UTILITY STOCKS CHANGES AS LONG-TERM INTEREST RATES CHANGE. FUNDS INVESTING IN A SINGLE SECTOR, SUCH AS UTILITIES, MAY BE SUBJECT TO MORE VOLATILITY THAN FUNDS THAT INVEST MORE BROADLY. THE UTILITIES INDUSTRY CAN BE SIGNIFICANTLY AFFECTED BY GOVERNMENT REGULATION, FINANCING DIFFICULTIES, SUPPLY OR DEMAND OF SERVICES OR FUEL AND NATURAL RESOURCES CONSERVATION. THE CLASS AAA SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES ON DECEMBER 31, 2002. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE S&P 500 UTILITY INDEX IS AN UNMANAGED INDICATOR OF ELECTRIC AND GAS UTILITY STOCK PERFORMANCE, WHILE THE LIPPER AVERAGE
     REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY.
 (b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
 (c) INCLUDES THE EFFECT OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE AT THE END OF THE PERIOD SHOWN FOR CLASS B AND CLASS C SHARES, RESPECTIVELY.
--------------------------------------------------------------------------------

THE GABELLI UTILITIES FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month  Period from July 1, 2004  through  December  31,  2004
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case -- because the hypothetical return used is NOT the Fund's actual return -- the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2004.

                    Beginning        Ending       Annualized      Expenses
                  Account Value   Account Value    Expense      Paid During
                     7/1/04          12/31/04        Ratio         Period*

--------------------------------------------------------------------------------
GABELLI UTILITIES FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA          $1,000.00       $1,114.90         1.72%         $ 9.14
Class A            $1,000.00       $1,114.50         1.72%         $ 9.14
Class B            $1,000.00       $1,109.90         2.47%         $13.10
Class C            $1,000.00       $1,110.90         2.47%         $13.11

HYPOTHETICAL 5% RETURN
Class AAA          $1,000.00       $1,016.49         1.72%         $ 8.72
Class A            $1,000.00       $1,016.49         1.72%         $ 8.72
Class B            $1,000.00       $1,012.72         2.47%         $12.50
Class C            $1,000.00       $1,012.72         2.47%         $12.50

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

Under SEC rules, all funds are required to include in their annual and semi-annual shareholder reports a presentation of portfolio holdings in a table, chart or graph by reasonably identifiable categories. The following table which presents portfolio holdings as a percent of total net assets is provided in compliance with such requirement.



GABELLI UTILITIES FUND


Energy and Utilities: Integrated .................   39.0%
Energy and Utilities: Electric ...................   24.6%
U.S. Government Obligations ......................   12.5%
Energy and Utilities: Natural Gas ................    8.3%
Cable and Satellite ..............................    5.4%
Energy and Utilities: Oil ........................    2.0%
Telecommunications ...............................    1.8%
Entertainment ....................................    1.6%
Environmental Services ...........................    1.5%
Wireless Communications ..........................    1.3%
Energy and Utilities: Water ......................    0.5%
Metals and Mining ................................    0.2%
Other Assets and Liabilities - Net ...............    1.3%
                                                    -----
                                                    100.0%
                                                    =====

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE FIRST OF WHICH WAS FILED FOR THE QUARTER ENDED SEPTEMBER 30, 2004. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI
(800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

MONTHLY DISTRIBUTIONS

Since January 2000, the Fund has had a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income, capital gains and paid in capital. The actual source of the distribution is determined after the end of the year. The Fund continues to evaluate its distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future. The current annualized rate is $0.84 per share. Distributions for the year ended December 31, 2004 included a return of capital of $0.69, $0.72, $0.75 and $0.77 per share for Class AAA, Class A, Class B and Class C, respectively.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies and procedures are available (i) without charge, upon request, by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

THE GABELLI UTILITIES FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                             MARKET
     SHARES                                    COST           VALUE
     ------                                    ----          ------

             COMMON STOCKS -- 84.6%
             CABLE AND SATELLITE -- 5.4%
     25,000  Cablevision Systems Corp.,
               Cl. A+ ..................  $   586,037    $    622,500
     20,000  Comcast Corp., Cl. A+ .....      627,995         665,600
     55,000  DIRECTV Group Inc.+ .......      951,574         920,700
     50,000  EchoStar Communications
               Corp., Cl. A ............    1,583,731       1,662,000
     17,000  Liberty Media International Inc.,
               Cl. A+ ..................      682,372         785,910
     90,000  UnitedGlobalCom Inc., Cl. A+     758,169         869,400
                                          -----------    ------------
                                            5,189,878       5,526,110
                                          -----------    ------------
             ENERGY AND UTILITIES: ELECTRIC -- 24.2%
     90,000  AES Corp.+ ................      434,950       1,230,300
    192,000  Allegheny Energy Inc.+ ....    2,007,140       3,784,320
     25,000  ALLETE Inc. ...............      814,653         918,750
     10,000  American Electric Power
               Co. Inc. ................      348,725         343,400
      6,000  Chubu  Electric
               Power Co. Inc. ..........      139,829         144,042
      6,000  Chugoku Electric Power
               Co. Inc. ................      108,973         111,779
     20,000  Cleco Corp. ...............      403,257         405,200
     46,000  DPL Inc. ..................      980,514       1,155,060
      6,000  DTE Energy Co. ............      240,835         258,780
     50,000  Duquesne Light Holdings Inc.     752,566         942,500
     52,000  Edison International ......      671,304       1,665,560
     80,000  El Paso Electric Co.+ .....      963,137       1,515,200
     70,000  Electric Power Development
               Co., Ltd.+ ..............    1,940,751       1,960,574
     20,000  FPL Group Inc. ............    1,249,752       1,495,000
     50,000  Great Plains Energy Inc. ..    1,331,656       1,514,000
     30,000  Green Mountain Power Corp.       682,200         864,900
      3,000  Hokkaido Electric Power
               Co. Inc. ................       57,078          58,993
      6,000  Hokuriku Electric Power Co.      106,926         109,086
     12,000  Kansai Electric Power Co. Inc.   233,993         243,583
     80,000  Pepco Holdings Inc. .......    1,585,764       1,705,600
      5,000  Pinnacle West Capital Corp.      221,333         222,050
      6,000  Shikoku Electric Power
               Co. Inc. ................      114,759         117,107
     40,000  Southern Co. ..............    1,229,773       1,340,800
      8,000  Tokyo Electric Power
               Co. Inc. ................      190,577         196,350
     10,000  TXU Corp. .................      195,942         645,600
      2,000  UIL Holdings Corp. ........       70,260         102,600
     70,000  Unisource Energy Corp. ....    1,641,096       1,687,700
                                          -----------    ------------
                                           18,717,743      24,738,834
                                          -----------    ------------
             ENERGY AND UTILITIES: INTEGRATED -- 38.3%
     15,000  Alliant Energy Corp. ......      282,537         429,000
     30,000  Ameren Corp. ..............    1,329,411       1,504,200
    270,000  Aquila Inc.+ ..............      828,387         996,300
     30,000  Black Hills Corp. .........      884,698         920,400
      6,300  CH Energy Group Inc. ......      280,270         302,715
     14,000  Cinergy Corp. .............      492,620         582,820

                                                             MARKET
     SHARES                                    COST           VALUE
     ------                                    ----          ------

    130,000  CMS Energy Corp.+ .........  $   857,619      $1,358,500
     12,000  Consolidated Edison Inc. ..      508,978         525,000
     17,000  Constellation Energy
               Group Inc. ..............      448,840         743,070
     52,000  Duke Energy Corp. .........    1,090,200       1,317,160
    200,000  El Paso Corp. .............    1,779,965       2,080,000
      1,000  Electricidade de Portugal
               SA, ADR ................        29,650          30,230
    130,000  Enel SpA ..................      888,729       1,277,559
     70,000  Energy East Corp. .........    1,474,159       1,867,600
      4,000  Entergy Corp. .............      152,640         270,360
     35,000  FirstEnergy Corp. .........    1,206,299       1,382,850
     19,500  Florida Public
               Utilities Co. ...........      336,106         373,425
     27,000  Hawaiian Electric
               Industries Inc. .........      636,374         787,050
    100,000  Hera SpA ..................      174,312         288,161
      2,000  Iberdrola SA ..............       46,240          50,836
      6,000  Kyushu Electric Power
               Co. Inc. ................      118,804         121,206
     32,000  Maine & Maritimes Corp. ...      982,930         843,200
     27,000  MGE Energy Inc. ...........      852,234         972,810
     43,805  Mirant Corp.+ .............       85,781          16,865
     10,000  National Grid Transco
               plc, ADR ................      386,405         479,900
     25,000  NiSource Inc. .............      514,479         569,500
     40,000  Northeast Utilities .......      681,116         754,000
     35,000  NSTAR .....................    1,530,573       1,899,800
     45,000  OGE Energy Corp. ..........    1,092,836       1,192,950
      5,000  Ormat Technologies Inc.+ ..       75,000          81,400
     15,000  Otter Tail Corp. ..........      401,965         382,950
     50,000  Patina Oil & Gas Corp. ....    1,828,132       1,875,000
     28,000  PG&E Corp.+ ...............      365,349         931,840
     14,500  PPL Corp. .................      496,028         772,560
     40,000  Progress Energy Inc. ......    1,679,337       1,809,600
     30,000  Public Service Enterprise
               Group Inc. ..............    1,495,490       1,553,100
      1,500  SCANA Corp. ...............       58,140          59,100
     60,000  Scottish Power plc ........      440,529         464,520
     20,000  Scottish Power plc, ADR ...      608,045         623,200
     20,000  TECO Energy Inc. ..........      295,599         306,800
     80,000  Tohoku Electric
               Power Co. Inc. ..........    1,379,371       1,436,518
      3,000  Vectren Corp. .............       80,134          80,400
     60,000  Westar Energy Inc. ........      959,778       1,372,200
     40,000  Wisconsin Energy Corp. ....    1,146,937       1,348,400
      6,300  WPS Resources Corp. .......      308,454         314,748
    100,000  Xcel Energy Inc. ..........    1,616,011       1,820,000
                                          -----------    ------------
                                           33,207,491      39,169,803
                                          -----------    ------------
             ENERGY AND UTILITIES: NATURAL GAS -- 8.3%
     25,000  Atmos Energy Corp. ........      635,238         683,750
      3,000  Cascade Natural Gas Corp. .       64,058          63,600
     33,000  Chesapeake Utilities Corp.       830,924         881,100
     10,000  Energen Corp. .............      239,277         589,500
     30,000  KeySpan Corp. .............    1,057,210       1,183,500
     25,000  Laclede Group Inc. ........      738,140         778,750


                 See accompanying notes to financial statements.

THE GABELLI UTILITIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                             MARKET
     SHARES                                    COST           VALUE
     ------                                    ----          ------

             COMMON STOCKS (CONTINUED)
             ENERGY AND UTILITIES: NATURAL GAS (CONTINUED)
     35,000  National Fuel Gas Co. .....  $   788,954     $   991,900
     11,000  Nicor Inc. ................      231,907         406,340
     40,000  ONEOK Inc. ................      764,289       1,136,800
      2,000  Peoples Energy Corp. ......       89,955          87,900
      2,000  Snam Rete Gas SpA .........       10,804          11,635
      2,500  South Jersey Industries Inc.     103,422         131,400
     43,000  Southern Union Co.+ .......      700,481       1,031,140
     20,000  Southwest Gas Corp. .......      425,018         508,000
                                          -----------    ------------
                                            6,679,677       8,485,315
                                          -----------    ------------
             ENERGY AND UTILITIES: OIL -- 2.0%
     40,000  Kaneb Services LLC ........    1,727,520       1,727,600
      2,000  Murphy Oil Corp. ..........      161,152         160,900
      3,000  Royal Dutch Petroleum Co. .      169,635         172,140
                                          -----------    ------------
                                            2,058,307       2,060,640
                                          -----------    ------------
             ENERGY AND UTILITIES: WATER -- 0.5%
      1,000  Aqua America Inc. .........       23,520          24,590
        500  California Water
               Service Group ...........       16,465          18,825
      5,333  Middlesex Water Co. .......       91,735         101,007
     12,000  Pennichuck Corp. ..........      286,405         313,200
      1,000  Veolia Environnement ......       31,927          36,197
                                          -----------    ------------
                                              450,052         493,819
                                          -----------    ------------
             ENTERTAINMENT -- 1.6%
     50,000  Vivendi Universal SA, ADR+     1,556,471       1,603,500
                                           -----------    ------------
             ENVIRONMENTAL SERVICES -- 1.5%
     35,400  Ionics Inc.+ ..............    1,533,435       1,534,236
                                          -----------    ------------
             METALS AND MINING -- 0.2%
      10,000 Compania de Minas
               Buenaventura SA, ADR ....      239,250         229,000
                                          -----------    ------------
             TELECOMMUNICATIONS -- 1.3%
      2,000  BCE Inc. ..................       48,010          48,260
     14,000  BellSouth Corp. ...........      423,209         389,060
        200  Hutchison Telecommunications
               International Ltd.+ .....          163             180
      2,000  MCI Inc. ..................       37,250          40,320
        200  Mobistar SA+ ..............       18,055          18,744
        200  PT Indonesian Satellite
               Corporation Tbk (Indosat)          128             124
     17,500  Rogers Communications
               Inc., Cl. B .............      425,207         457,625
     15,000  SBC Communications Inc. ...      457,602         386,550
        200  Tele2 AB, Cl. B ...........        8,180           7,855
        200  Telecom Italia SpA, ADR ...        7,868           8,174
                                          -----------    ------------
                                            1,425,672       1,356,892
                                          -----------    ------------

                                                             MARKET
     SHARES                                    COST           VALUE
     ------                                    ----          ------

             WIRELESS COMMUNICATIONS -- 1.3%
      1,500  America Movil SA de CV,
               Cl. L, ADR ..............  $    74,681     $    78,525
      1,500  China Mobile (Hong Kong)
               Ltd., ADR ...............       25,767          25,740
      1,500  China Unicom Ltd., ADR ....       11,942          11,775
        200  Cosmote Mobile
               Telecommunications SA ...        3,702           4,012
      2,000  mm02 plc, ADR+ ............       45,106          47,140
        600  Mobile TeleSystems, ADR ...       79,902          83,106
        190  MobilOne Ltd. .............          218             212
      1,000  Nextel Communications Inc.,
               Cl. A+ ..................       29,399          30,000
      2,000  SK Telecom Co. Ltd., ADR ..       43,875          44,500
        200  SmarTone Telecommunications
               Holdings Ltd. ...........          207             224
        200  Telefonica Moviles SA, ADR         2,332           2,542
        200  Tim Hellas Telecommunications
               SA, ADR .................        3,316           3,750
        200  Total Access
               Communication plc+ ......          714             708
     15,000  United States Cellular Corp.+    678,525         671,400
      6,000  Vimpel-Communications, ADR+      195,027         216,840
        200  Virgin Mobile Holdings plc+          868             874
      2,000  Vodafone Group plc, ADR ...       54,542          54,760
                                          -----------    ------------
                                            1,250,123       1,276,108
                                          -----------    ------------
             TOTAL COMMON STOCKS .......   72,308,099      86,474,257
                                          -----------    ------------
             PREFERRED STOCKS -- 0.9%
             ENERGY AND UTILITIES: INTEGRATED -- 0.7%
      8,800  Cinergy Corp.,
               9.500% Cv. Pfd. .........      440,000         557,920
     15,000  Mirant Trust I,
               6.250% Cv. Pfd.,
               Ser. A+ (a) .............      432,655         156,000
                                          -----------    ------------
                                              872,655         713,920
                                          -----------    ------------
             TELECOMMUNICATIONS -- 0.2%
      4,000  Cincinnati Bell Inc.,
               6.750% Cv. Pfd.,
               Ser. B ..................      163,992         163,000
                                          -----------    ------------
              TOTAL PREFERRED STOCKS ...    1,036,647         876,920
                                          -----------    ------------
 PRINCIPAL
  AMOUNT
 ---------
             CONVERTIBLE BONDS -- 0.7%
             ENERGY AND UTILITIES: ELECTRIC -- 0.4%
 $  450,000  AES Corp., Sub. Deb. Cv.,
               4.500%, 08/15/05 ........      413,893         454,500
                                          -----------    ------------

                 See accompanying notes to financial statements.

THE GABELLI UTILITIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2004
--------------------------------------------------------------------------------

  PRINCIPAL                                                  MARKET
    AMOUNT                                     COST           VALUE
  ---------                                    ----          ------

             CONVERTIBLE BONDS (CONTINUED)
             TELECOMMUNICATIONS -- 0.3%
 $  300,000  Nortel Networks Corp., Cv.,
               4.250%, 09/01/08 ........  $   291,774    $    293,250
                                          -----------    ------------
             TOTAL CONVERTIBLE BONDS ...      705,667         747,750
                                          -----------    ------------
             U.S.  GOVERNMENT  OBLIGATIONS -- 12.5%
 12,736,365  U.S.  Treasury   Bills,
               1.794% to 2.202%++,
               01/20/05 to 03/17/05 ....   12,736,365      12,737,083
                                          -----------    ------------
             TOTAL INVESTMENTS -- 98.7%.  $86,786,778     100,836,010
                                          ===========
             OTHER ASSETS AND LIABILITIES (NET) -- 1.3%     1,378,146
                                                         ------------
             NET ASSETS -- 100.0% .....................  $102,214,156
                                                         ============
----------
             For Federal tax purposes:
             Aggregate cost ...........................  $ 87,025,596
                                                         ============
             Gross unrealized appreciation ............  $ 14,716,996
             Gross unrealized depreciation ............      (906,582)
                                                         ------------
             Net unrealized
              appreciation (depreciation) .............  $ 13,810,414
                                                         ============
----------
(a)   Security  in  default.
+     Non-income producing security.
++    Represents  annualized yield at date of purchase.
ADR - American  Depository Receipt.

                 See accompanying notes to financial statements.

                           THE GABELLI UTILITIES FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (cost $86,786,778).. $100,836,010
  Cash .....................................          743
  Dividends and interest receivable ........      148,213
  Receivable for Fund shares sold ..........    1,465,868
  Other assets .............................        5,443
                                             ------------
  TOTAL ASSETS .............................  102,456,277
                                             ------------
LIABILITIES:
  Payable for Fund shares redeemed .........       53,735
  Payable for investment advisory fees .....       80,959
  Payable for distribution fees ............       24,983
  Other accrued expenses and liabilities ...       82,444
                                             ------------
  TOTAL LIABILITIES ........................      242,121
                                             ------------
  NET ASSETS applicable to 12,246,392
    shares outstanding ..................... $102,214,156
                                             ============
NET ASSETS CONSIST OF:
  Shares of beneficial interest, at
    $0.001 par value ....................... $     12,246
  Additional paid-in capital ...............   90,144,737
  Accumulated net realized loss
   on investments ..........................   (1,992,153)
  Net unrealized appreciation on investments   14,049,326
                                             ------------
  NET ASSETS ............................... $102,214,156
                                             ============
SHARES OF BENEFICIAL INTEREST:
  CLASS AAA:
  Net Asset Value, offering and redemption
    price per share ($81,470,808 / 9,748,728
    shares outstanding) ....................        $8.36
                                                    =====
  CLASS A:
  Net Asset Value and redemption price per
    share ($10,164,620 / 1,212,387
    shares outstanding) ....................        $8.38
                                                    =====
  Maximum offering price per share (NAV / 0.9425,
    based on maximum sales charge of 5.75%
    of the offering price) .................        $8.89
                                                    =====
  CLASS B:
  Net Asset Value and offering price per share
    ($333,313 / 40,634 shares outstanding)..        $8.20(a)
                                                    =====
  CLASS C:
  Net Asset Value and offering price per share
    ($10,245,415 / 1,244,643 shares outstanding)    $8.23(a)
                                                    =====
----------
(a) Redemption price varies based on the length of time held.


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of foreign taxes
    of $18,137) ............................ $  2,118,486
  Interest .................................      197,870
                                             ------------
  TOTAL INVESTMENT INCOME ..................    2,316,356
                                             ------------
EXPENSES:
  Investment advisory fees .................      628,457
  Distribution fees -- Class AAA ...........      148,178
  Distribution fees -- Class A .............        4,619
  Distribution fees -- Class B .............        2,968
  Distribution fees -- Class C .............       14,304
  Shareholder services fees ................       68,095
  Recovery of reimbursed expenses (see Note 3)     66,719
  Shareholder communications expenses ......       56,632
  Registration fees ........................       51,119
  Legal and audit fees .....................       31,338
  Trustees' fees ...........................       25,500
  Custodian fees ...........................       17,300
  Miscellaneous expenses ...................       39,998
                                             ------------
  TOTAL EXPENSES ...........................    1,155,227
                                             ------------
  NET INVESTMENT INCOME ....................    1,161,129
                                             ------------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
  Net realized gain on investments .........      163,412
  Net change in unrealized appreciation/
    depreciation on investments ............    8,946,173
                                             ------------
  NET REALIZED AND UNREALIZED GAIN
    ON INVESTMENTS .........................    9,109,585
                                             ------------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ........................ $ 10,270,714
                                             ============

                 See accompanying notes to financial statements.

                           THE GABELLI UTILITIES FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                  YEAR ENDED           YEAR ENDED
                                                                               DECEMBER 31, 2004    DECEMBER 31, 2003
                                                                               -----------------    -----------------
OPERATIONS:
  Net investment income ......................................................   $  1,161,129         $   521,878
  Net realized gain/(loss) on investments ....................................        163,412            (295,760)
  Net change in unrealized appreciation/depreciation on investments ..........      8,946,173           6,636,854
                                                                                 ------------         -----------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......................     10,270,714           6,862,972
                                                                                 ------------         -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class AAA ................................................................     (1,083,750)           (513,031)
    Class A ..................................................................        (39,396)             (2,529)
    Class B ..................................................................         (5,664)             (2,460)
    Class C ..................................................................        (32,816)             (3,858)
                                                                                 ------------         -----------
                                                                                   (1,161,626)           (521,878)
                                                                                 ------------         -----------
  Net realized gains
    Class AAA ................................................................       (125,338)                 --
    Class A ..................................................................         (4,556)                 --
    Class B ..................................................................           (655)                 --
    Class C ..................................................................         (3,795)                 --
                                                                                 ------------         -----------
                                                                                     (134,344)                  --
                                                                                 ------------         -----------
  Return of capital
    Class AAA ................................................................     (5,119,985)         (2,646,786)
    Class A ..................................................................       (186,117)            (13,048)
    Class B ..................................................................        (26,759)            (12,689)
    Class C ..................................................................       (155,031)            (19,907)
                                                                                 ------------         -----------
                                                                                   (5,487,892)         (2,692,430)
                                                                                 ------------         -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ........................................     (6,783,862)         (3,214,308)
                                                                                 ------------         -----------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
  Class AAA ..................................................................     34,873,967          26,732,440
  Class A ....................................................................      9,616,331             278,094
  Class B ....................................................................        255,354              74,045
  Class C ....................................................................      9,765,972             262,280
                                                                                 ------------         -----------
  NET INCREASE IN NET ASSETS FROM SHARES OF BENEFICIAL INTEREST TRANSACTIONS..     54,511,624          27,346,859
                                                                                 ------------         -----------
  REDEMPTION FEES ............................................................          4,853                  --
                                                                                 ------------         -----------
  NET INCREASE IN NET ASSETS .................................................     58,003,329          30,995,523
NET ASSETS:
  Beginning of period ........................................................     44,210,827          13,215,304
                                                                                 ------------         -----------
  End of period ..............................................................   $102,214,156         $44,210,827
                                                                                 ============         ===========


                 See accompanying notes to financial statements.

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


1. ORGANIZATION. The Gabelli Utilities Fund (the "Fund") was organized on May 18, 1999 as a Delaware statutory trust. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund commenced operations on August 31, 1999. The Fund's primary objective is to provide a high level of total return through a combination of capital appreciation and current income.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses, redemption fees and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are solely borne by the class incurring the expense.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on ordinary income and long-term capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

For the year ended December 31, 2004, reclassifications were made to decrease accumulated net investment loss by $497 and decrease accumulated net realized loss on investments by $133,847 with an offsetting adjustment to additional paid-in capital. These reclassifications have no impact on the net asset value of the Fund and the calculation of net investment income per share in the financial highlights excludes these adjustments.

The tax character of distributions paid during the years ended December 31, 2004 and December 31, 2003 was as follows:

                                                YEAR ENDED         YEAR ENDED
                                            DECEMBER 31, 2004  DECEMBER 31, 2003
                                            -----------------  -----------------
   DISTRIBUTIONS PAID FROM:
   Ordinary income (inclusive of gains) .....  $1,295,970         $  521,878
   Non-taxable return of capital ............   5,487,892          2,692,430
                                               ----------         ----------
   Total distributions paid .................  $6,783,862         $3,214,308
                                               ==========         ==========

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the Fund's policy to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

As of December 31, 2004, the components of accumulated earnings/(losses) on a tax basis were as follows:

  Capital loss carryforward ...............................   $(1,753,335)
  Net unrealized appreciation on investments
    and payables and receivables ..........................    13,810,508
                                                              -----------
  Total accumulated gain ..................................   $12,057,173
                                                              ===========

The Fund has a net capital loss carryforward for Federal income tax purposes at December 31, 2004 of $1,753,335. This capital loss carryforward is available to reduce future required distributions of net capital gains to shareholders. $954,200 of the loss carryforward is available through 2008; $655,271 is available through 2009; $54,818 is available through 2010; and $89,046 is available through 2011. For the year ended December 31, 2004, the Fund utilized net capital loss carryforwards of $134,344.

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Trustees of the Fund who are its affiliates. The Adviser contractually agreed to waive management fees and/or reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses for Class AAA, Class A, Class B and Class C at 2.00%, 2.00%, 2.75% and 2.75%, respectively, of average daily net assets. The Fund is obliged to repay the Adviser for a period of two fiscal years following the fiscal year in which the Adviser reimbursed the Fund only to the extent that the operating expenses of the Fund fall below 2.00%, 2.00%, 2.75% and 2.75% of average daily net assets for Class AAA, Class A, Class B and Class C Shares, respectively. For the year ended December 31, 2004, the Fund repaid the Adviser $66,719, the full amount due to the Adviser.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00% and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the year ended December 31, 2004, other than short term securities, aggregated $59,214,289 and $9,467,626, respectively.

6. SHARES OF BENEFICIAL INTEREST. The Fund offers four classes of shares -- Class AAA Shares, Class A Shares, Class B Shares and Class C Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company or through selected broker/dealers without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


sales charge (CDSC) upon redemption within six years of purchase. The applicable CDSC is equal to a declining percentage of the lesser of the net asset value per share at the date of original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for one year after purchase. As of July 27, 2004, Class B Shares are available only through exchange of Class B Shares of other Funds distributed by Gabelli & Company.

Effective November 1, 2004, the Fund imposed a redemption fee of 2.00% on Class AAA, Class A, Class B and Class C Shares that are redeemed or exchanged within 60 days after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the year ended December 31, 2004 amounted to $4,853.

The redemption fee did not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension until March 31, 2005 to implement such systems.

Transactions in shares of beneficial interest were as follows:

                                                               YEAR ENDED                        YEAR ENDED
                                                            DECEMBER 31, 2004                 DECEMBER 31, 2003
                                                      ---------------------------       --------------------------
                                                       SHARES           AMOUNT           SHARES         AMOUNT
                                                      ---------      ------------       ---------     ------------
                                                                CLASS AAA                        CLASS AAA
                                                      ---------------------------       --------------------------
Shares sold ........................................  6,962,962      $ 55,861,448       5,923,852     $ 44,009,746
Shares issued upon reinvestment of dividends .......    577,703         4,627,738         328,032        2,417,958
Shares redeemed .................................... (3,209,195)      (25,615,219)     (2,732,761)     (19,695,264)
                                                      ---------      ------------       ---------     ------------
    Net increase ...................................  4,331,470      $ 34,873,967       3,519,123     $ 26,732,440
                                                      =========      ============       =========     ============
                                                                 CLASS A                          CLASS A
                                                      ---------------------------       --------------------------
Shares sold ........................................  1,196,763      $  9,794,869          38,458     $    281,490
Shares issued upon reinvestment of dividends .......     13,991           114,955           1,314            9,989
Shares redeemed ....................................    (36,423)         (293,493)         (1,716)         (13,385)
                                                      ---------      ------------       ---------     ------------
    Net increase ...................................  1,174,331      $  9,616,331          38,056     $    278,094
                                                      =========      ============       =========     ============
                                                                 CLASS B                          CLASS B
                                                      ---------------------------       --------------------------
Shares sold ........................................     37,151      $    299,078          37,131     $    272,522
Shares issued upon reinvestment of dividends .......        535             4,218           1,256            8,313
Shares redeemed ....................................     (5,937)          (47,942)        (29,502)        (206,790)
                                                      ---------      ------------       ---------     ------------
    Net increase ...................................     31,749      $    255,354           8,885     $     74,045
                                                      =========      ============       =========     ============
                                                                 CLASS C                          CLASS C
                                                      ---------------------------       --------------------------
Shares sold ........................................  1,213,943      $  9,827,615          42,520     $    293,831
Shares issued upon reinvestment of dividends .......     12,114            97,528           3,146           23,475
Shares redeemed ....................................    (19,910)         (159,171)         (7,170)         (55,026)
                                                      ---------      ------------       ---------     ------------
    Net increase ...................................  1,206,147      $  9,765,972          38,496     $    262,280
                                                      =========      ============       =========     ============

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


7. TRANSACTIONS WITH AFFILIATES. During the year ended December 31, 2004, the Fund paid brokerage commissions of $87,765 to Gabelli & Company. Gabelli & Company has informed the Fund that it received commissions (sales charges and underwriting fees) from investors on sales of Fund shares in the amount of $70,275.

The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the year ended December 31, 2004, the Fund reimbursed the Adviser $29,000 in connection with the cost of computing the Fund's net asset value, which is included in miscellaneous expenses in the Statement of Operations.

8. CONCENTRATION RISKS. The Fund invests a high percentage of its assets in the utilities sector. As a result, the Fund may be more susceptible to economic, political, and regulatory developments, positive or negative, and may experience increased volatility to the Fund's net asset value and a magnified effect in its total return.

9. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund shares trading practices. Gabelli Asset Management Inc., the Adviser's parent company, is responding to these requests. The Fund does not believe that these matters will have a material adverse effect on the Fund's financial position or the results of its operations.

10. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

THE GABELLI UTILITIES FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period:

                                        INCOME
                              FROM INVESTMENT OPERATIONS                              DISTRIBUTIONS
                 ----------------------------------------------------  ------------------------------------------------
                                               Net
                Net Asset                 Realized and      Total                      Net
  Period          Value,        Net        Unrealized       from          Net       Realized
   Ended        Beginning    Investment   Gain/(Loss)on   Investment   Investment    Gain on    Return of     Total
 December 31    of Period     Income(a)    Investments    Operations     Income    Investments   Capital  Distributions
------------   ----------    ----------   -------------   ----------   ----------  -----------  --------- -------------
CLASS AAA
   2004           $8.03       $0.15          $1.02           $1.17      $(0.13)       $(0.02)    $(0.69)    $(0.84)
   2003            6.96        0.14           1.77            1.91       (0.14)         --        (0.70)     (0.84)
   2002            9.13        0.22          (1.55)          (1.33)      (0.22)         --        (0.62)     (0.84)
   2001           11.72        0.11          (1.86)          (1.75)      (0.11)         --        (0.73)     (0.84)
   2000           10.89        0.89           0.83            1.72       (0.89)         --          --       (0.89)
CLASS A+
   2004           $8.06       $0.19          $0.97           $1.16      $(0.11)       $(0.01)    $(0.72)    $(0.84)
   2003            6.96        0.13           1.81            1.94       (0.13)         --        (0.71)     (0.84)
CLASS B+
   2004           $7.96       $0.08          $1.00           $1.08      $(0.08)       $(0.01)    $(0.75)    $(0.84)
   2003            6.96        0.12           1.72            1.84       (0.12)         --        (0.72)     (0.84)
CLASS C+
   2004           $7.98       $0.11          $0.98           $1.09      $(0.06)       $(0.01)    $(0.77)    $(0.84)
   2003            6.96        0.08           1.78            1.86       (0.08)         --        (0.76)     (0.84)



                                                                   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                     ---------------------------------------------------------------------
                            Net Asset                Net Assets                 Operating          Operating
  Period                      Value,                   End of        Net        Expenses          Expenses       Portfolio
   Ended        Redemption    End of      Total        Period    Investment      Net of             Before        Turnover
 December 31      Fees(a)     Period     Return++    (in 000's)    Income     Reimbursements   Reimbursements(c)    Rate
------------    ----------    ------   -----------   ----------  ----------   --------------   ----------------- ---------
CLASS AAA
   2004          $0.00(b)    $ 8.36       15.6%       $81,471       1.85%         1.82%             1.82%            17%
   2003            --          8.03        29.5        43,526       1.92          2.00              2.00             39
   2002            --          6.96       (15.1)       13,215       2.91          2.00              2.64             41
   2001            --          9.13       (15.4)        9,727       1.02          2.00              2.49            110
   2000            --         11.72        16.4        13,281       8.31          2.00              2.88            215
CLASS A+
   2004          $0.00(b)    $ 8.38        15.4%      $10,165       2.30%         1.82%             1.82%            17%
   2003            --          8.06        29.9           307       1.67          2.00              2.00             39
CLASS B+
   2004          $0.00(b)    $ 8.20        14.5%        $ 333       1.08%         2.57%             2.57%            17%
   2003            --          7.96        28.4            71       1.72          2.75              2.75             39
CLASS C+
   2004          $0.00(b)    $ 8.23        14.6%      $10,245       1.33%         2.57%             2.57%            17%
   2003            --          7.98        28.7           307       1.11          2.75              2.75             39

----------
   + Class A, B and C Shares commenced operations on December 31, 2002.
  ++ Total return  represents  aggregate  total return of a hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends and does not reflect applicable sales charges. Total return for less than one year is not annualized.
 (a) Per share data is calculated using the average shares  outstanding  method.
 (b) Amount represents less than $0.005 per share.
 (c) Under an expense deferral agreement with the Adviser, the Fund repaid the Adviser $66,719 during 2004, representing previously reimbursed expenses from the Adviser. During the fiscal year ended December 31, 2004, had such payment not been made, the expense ratio would have been 1.71%, 1.71%, 2.46% and 2.46% for Class AAA, Class A, Class B and Class C, respectively.

                 See accompanying notes to financial statements.

THE GABELLI UTILITIES FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of The Gabelli Utilities Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Gabelli Utilities Fund (the "Fund") as of December 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the Fund's custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Gabelli Utilities Fund at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP
New York, New York
February 11, 2005

--------------------------------------------------------------------------------
                 2004 TAX NOTICE TO SHAREHOLDERS (Unaudited)
For the fiscal year ended December 31, 2004, the Fund paid to shareholders, ordinary income dividends (comprised of net investment income) totaling $0.1471, $0.1235, $0.0872 and $0.0697 per share for Class AAA, Class A, Class B and Class C respectively. For the fiscal year ended December 31, 2004, 100% of the ordinary income dividend qualifies for the dividend received deduction available to corporations, and 100% of the ordinary income distribution was qualifying dividend income. Additionally, 81% of the distributions paid in 2004 were a nontaxable return of capital which should be deducted from the cost basis of the securities held as of the payment date.

U.S. GOVERNMENT INCOME:
The percentage of the ordinary income dividend paid by the Fund during fiscal year 2004 which was derived from U.S. Treasury securities was 5.36%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Government securities. The Gabelli Utilities Fund did not meet this strict requirement in 2004. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax advisor as to the applicability of the information provided to your specific situation.
--------------------------------------------------------------------------------

THE GABELLI UTILITIES FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about The Gabelli Utilities Fund Trustees and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Utilities Fund at One Corporate Center, Rye, NY 10580-1422.

                         TERM OF       NUMBER OF
NAME, POSITION(S)      OFFICE AND    FUNDS IN FUND
    ADDRESS 1            LENGTH OF  COMPLEX OVERSEEN      PRINCIPAL OCCUPATION(S)                     OTHER DIRECTORSHIPS
    AND AGE           TIME SERVED 2    BY TRUSTEE         DURING PAST FIVE YEARS                       HELD BY TRUSTEE 4
--------------        ------------ ----------------      -----------------------                      ------------------
INTERESTED TRUSTEES3:
-------------------
MARIO J. GABELLI       Since 1999        24        Chairman of the Board, Chief Executive          Director of Morgan Group
Trustee                                            Officer of Gabelli Asset Management Inc. and    Holdings, Inc.
Age: 62                                            Chief Investment Officer of Gabelli Funds, LLC  (holding company)
                                                   and GAMCO Investors, Inc.; Vice Chairman and
                                                   Chief Executive Officer of Lynch Interactive
                                                   Corporation (multimedia and services)

KARL OTTO POHL         Since 1999        34        Member of the Shareholder Committee of          Director of Gabelli
Trustee                                            Sal Oppenheim Jr. & Cie (private investment     Asset Management Inc.
Age: 75                                            bank); Former President of the Deutsche         (investment management);
                                                   Bundesbank and Chairman of its Central Bank     Chairman, Incentive
                                                   Council (1980-1991)                             Capital and Incentive
                                                                                                   Asset Management
                                                                                                   (Zurich);  Director at
                                                                                                   Sal Oppenheim Jr. & Cie,
                                                                                                   Zurich
NON-INTERESTED TRUSTEES:
-----------------------
ANTHONY J. COLAVITA    Since 1999        36        President and Attorney at Law in the law firm              --
Trustee                                            of Anthony J. Colavita, P.C.
Age: 69

VINCENT D. ENRIGHT     Since 1999        13        Former Senior Vice President and Chief          Director of Aphton
Trustee                                            Financial Officer of KeySpan Energy             Corporation
Age: 61                                            Corporation                                     (biopharmaceutical
                                                                                                   company)

MARY E. HAUCK          Since 2000         6        Retired Senior Manager of the Gabelli O'Connor             --
Trustee                                            Fixed Income Mutual Funds Management Company
Age: 62

WERNER J. ROEDER, MD   Since 1999        26        Medical Director of Lawrence Hospital and                  --
Trustee                                            practicing private physician
Age: 64

THE GABELLI UTILITIES FUND
ADDITIONAL FUND INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                         TERM OF       NUMBER OF
NAME, POSITION(S)      OFFICE AND    FUNDS IN FUND
    ADDRESS 1            LENGTH OF  COMPLEX OVERSEEN      PRINCIPAL OCCUPATION(S)                     OTHER DIRECTORSHIPS
    AND AGE           TIME SERVED 2    BY TRUSTEE         DURING PAST FIVE YEARS                       HELD BY TRUSTEE 4
--------------        ------------ ----------------      -----------------------                      ------------------
OFFICERS:
BRUCE N. ALPERT        Since 2003        --        Executive Vice President and Chief Operating               --
President and Treasurer                            Officer of Gabelli Funds, LLC since 1988 and
Age: 53                                            an officer of all mutual funds advised by
                                                   Gabelli Funds, LLC and its affiliates. Director
                                                   and President of  Gabelli Advisers, Inc.

JAMES E. MCKEE         Since 1999        --        Vice President, General Counsel and Secretary              --
Secretary                                          of Gabelli Asset Management Inc. since 1999 and
Age: 41                                            GAMCO Investors, Inc. since 1993; Secretary of
                                                   all mutual funds advised by Gabelli Advisers, Inc.
                                                   and Gabelli Funds, LLC

PETER GOLDSTEIN        Since 2004        --        Director of Regulatory Affairs at Gabelli Asset            --
Chief Compliance Officer                           Management Inc. since February 2004; Vice President
Age: 51                                            of Goldman Sachs Asset Management from November
                                                   2000 through January 2004; Deputy General
                                                   Counsel at Gabelli Asset Management Inc. from
                                                   February 1998 through November 2000



----------
   1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted. 2 Each Trustee will hold office for an indefinite term until the earliest of
      (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund's By-Laws and Agreement and Declaration of Trust. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.
   3 "Interested person" of the Fund as defined in the Investment Company Act of 1940. Messrs. Gabelli and Pohl are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser.
   4 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e. public companies) or other investment companies registered under the 1940 Act.

                           THE GABELLI UTILITIES FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.


                                BOARD OF TRUSTEES

Mario J. Gabelli, CFA                     Mary E. Hauck
CHAIRMAN AND CHIEF                        (RETIRED) SENIOR PORTFOLIO MANAGER
INVESTMENT OFFICER                        GABELLI-O'CONNOR FIXED INCOME
GABELLI ASSET MANAGEMENT INC.             MUTUAL FUND MANAGEMENT CO.

Anthony J. Colavita                       Karl Otto Pohl
ATTORNEY-AT-LAW                           FORMER PRESIDENT
ANTHONY J. COLAVITA, P.C.                 DEUTSCHE BUNDESBANK

Vincent D. Enright                        Werner J. Roeder, MD
FORMER SENIOR VICE PRESIDENT              MEDICAL DIRECTOR
AND CHIEF FINANCIAL OFFICER               LAWRENCE HOSPITAL
KEYSPAN ENERGY CORP.


                                    OFFICERS

Bruce N. Alpert                           James E. McKee
PRESIDENT AND TREASURER                   SECRETARY

Peter Goldstein
CHIEF COMPLIANCE OFFICER


                                   DISTRIBUTOR
                             Gabelli & Company, Inc.


                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company


                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP





--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Utilities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB470Q404SR

ITEM 2. CODE OF ETHICS.

   (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

   (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.


   (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Trustees has determined that Vincent D. Enright is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

   (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $20,300 in 2004 and $19,000 in 2003.

Audit-Related Fees
------------------

   (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
        (a) of this Item are $0 in 2004 and $0 in 2003.

Tax Fees
--------

   (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,600 in 2004 and $3,400 in 2003.

        Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

All Other Fees
--------------

   (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2004 and $0 in 2003.

   (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

           Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent auditors' engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Gabelli and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

   (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) N/A

   (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

   (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $68,600 in 2004 and $62,400 in 2003.

   (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
           (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

   (a)(1) Code of ethics, that is the subject of disclosure required by Item 2, filed as exhibit (a)(1) to the Registrant's Form N-CSR, filed on
           March  10,  2004   (Accession   No.   0000935069-04-000463).

   (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under  the  1940 Act and
           Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(3)  Not applicable.

   (b)     Certifications  pursuant  to Rule  30a-2(b)  under  the  1940 Act and
           Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               The Gabelli Utilities Fund
            --------------------------------------------------------------------
By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     March 9, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer
                           & Principal Financial Officer

Date     March 9, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.